Commitments and Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies (Details) [Line Items]
Operation and finance leases, expiring year	2030
Capital Addition Purchase Commitments [Member]
Commitments and Contingencies (Details) [Line Items]
Equipment and construction contracts	$ 13.8	$ 11.0